UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10445

        Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 8.3% (5.6% of Total Investments)

$980	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 897,396
	2002, 5.375%, 5/15/33

3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	A+	3,100,620
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations - 9.6% (6.5% of Total Investments)

2,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001,	12/11 at 100.00	Baa1	2,242,741
	5.500%, 12/01/15

1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 - FGIC	6/13 at 100.00	AAA	1,063,450
	Insured

1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 - AMBAC	6/14 at 100.00	AAA	1,352,082
	Insured

	Healthcare - 24.1% (16.2% of Total Investments)

1,685	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	1,764,296
	Summa Health System Project, Series 1998A, 5.000%, 11/15/08

1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	1,043,460
	2002A, 5.500%, 8/15/22

1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA-	1,967,179
	Partners, Series 2001A, 5.400%, 10/01/21

700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	711,116
	(WI, settling 11/18/04)

2,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	2,139,980
	Obligated Group, Series 2000B, 6.375%, 11/15/30

3,670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001,	10/11 at 101.00	AA	3,992,189
	5.750%, 10/01/26 - RAAI Insured

	Housing/Multifamily - 2.2% (1.5% of Total Investments)

1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,074,620
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)

	Housing/Single Family - 3.8% (2.5% of Total Investments)

1,605	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/10 at 100.00	Aaa	1,652,043
	Bonds, Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)

170	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	175,673
	Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

	Long-Term Care - 2.1% (1.4% of Total Investments)

1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,023,150
	5.800%, 10/01/23

	Tax Obligation/General - 54.4% (36.6% of Total Investments)

1,000	Cleveland, Ohio, General Obligation Bonds, Series 2003, 5.250%, 8/01/18 - FGIC Insured	8/13 at 100.00	AAA	1,107,470

	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,000	5.000%, 12/01/15 - FSA Insured	6/14 at 100.00	AAA	1,112,220
1,000	5.000%, 12/01/22 - FSA Insured	6/14 at 100.00	AAA	1,067,050

2,605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,024,118
	5.500%, 12/01/15 - FSA Insured

400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	432,408

1,750	Fairfield City School District, Ohio, General Obligation Refunding Bonds, Series 2001, 5.375%,	12/11 at 100.00	AAA	1,961,365
	12/01/19 - FGIC Insured

1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement Bonds,	12/11 at 100.00	Aaa	1,081,440
	Series 2001A, 5.125%, 12/01/21 - MBIA Insured

1,065	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,207,220
	5.250%, 12/01/16 - FSA Insured

4,000	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	AAA	4,504,160
	12/01/21 - FSA Insured

2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	2,714,490
	12/01/22 - FGIC Insured

1,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building	12/09 at 100.00	AAA	1,055,920
	Construction Bonds, Series 1999, 5.250%, 12/01/28 - FGIC Insured

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,056,180

1,050	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	1,211,910
	Series 2004A, 5.500%, 12/01/15 - FGIC Insured

1,960	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 - FGIC Insured	12/11 at 100.00	AAA	2,039,968

1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 - FGIC Insured	12/12 at 100.00	AAA	1,106,320

1,500	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	Aaa	1,588,425

	Tax Obligation/Limited - 16.6% (11.2% of Total Investments)

1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	Aaa	1,767,609
	Acquisition, Series 2001, 5.000%, 11/01/26 - AMBAC Insured

1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II,	12/13 at 100.00	AA	1,190,331
	5.000%, 12/01/18

2,500	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,828,275
	5.500%, 12/01/09 - MBIA Insured

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	7/12 at 100.00	A	1,132,430
	5.750%, 7/01/24

1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	AAA	1,097,380
	12/01/26 - AMBAC Insured

	Transportation - 7.9% (5.3% of Total Investments)

3,495	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/18 - FSA Insured	1/10 at 101.00	AAA	3,836,007

	Utilities - 11.9% (8.0% of Total Investments)

595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	640,053
	Belleville Hydroelectric Project, American Municipal Power Ohio Inc., Series 2004, 5.000%, 2/15/20 -
	AMBAC Insured

2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series	5/09 at 101.00	AAA	2,627,600
	1999C, 5.150%, 5/01/26 - AMBAC Insured

1,500	Ohio Air Quality Development Authority, Pollution Control Revenue Refunding Bonds, Ohio Edison	12/04 at 100.00	Baa2	1,504,365
	Company Project, Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)

1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	985,530
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Water and Sewer - 7.8% (5.2% of Total Investments)

2,000	Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	2,159,360
	Insured

1,500	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%,	12/11 at 100.00	AAA	1,586,521
	12/01/21 - FSA Insured

$66,590	Total Long-Term Investments (cost $68,226,421) - 148.7%			71,826,120

	Other Assets Less Liabilities - 1.0%			461,989

	Preferred Shares, at Liquidation Value - (49.7)%			(24,000,000)

	Net Assets Applicable to Common Shares - 100%			$48,288,109

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $68,216,779.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$3,716,767
Depreciation	(107,426)

Net unrealized appreciation of investments	$3,609,341

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.